RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2012
Restructuring Costs [Abstract]
RESTRUCTURING COST
21.	RESTRUCTURING COSTS

The Company is moving its operations to the US in order to be closer to its customers and access to critical suppliers and personnel. The Company expects to incur total costs of $5,445 related to this activity. These costs are broken down as $1,383 for one-time employee termination benefits, $431 for contract termination costs, and $3,631 for other associated costs such as moving expenses. The following is a reconciliation of the costs incurred to December 31, 2012:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Balance at beginning of the year	$-	$-	$-
Incurred	1,383	-	72
Paid	(42)	-	-
Adjustments	-	-	-
Balance at the end of the year	$1,341	$-	$72

The following is a summary of costs by income statement classification:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$279	$-	$21
Sales and marketing	41	-	-
Customer support and operations	643	-	22
Research and development	420	-	29
Total	$1,383	$-	$72